Capital Structure and Related Items (Tables)	12 Months Ended
Dec. 31, 2018
Capital Structure and Financial Risk and Related Items
Summary of the Company's share activity

Ordinary
shares (*)
No. ‘000
January 1, 2016	468,717
Issuance of deferred shares	1,422
Exercise of warrants for cash	1,300
December 31, 2016	471,439
Exercise of warrants for cash	401
Capital Reduction	(377,472)
December 31, 2017	94,368
Exercise of warrants for cash	706
December 31, 2018	95,074

(*)Amounts reflect the Share Split as if it had occurred at the beginning of the earliest period presented. Subsequent to the Share Split, the nominal value of an ordinary share of the Parent is 0.01 DKK.

Schedule of financial assets at amortized cost

	2018		2017
	Carrying	Fair	Carrying	Fair
	amount	value	amount	value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Other receivables	266	266	518	518
Total	266	266	518	518

Summary of financial liabilities at amortized cost

	2018		2017
	Carrying		Carrying
	amount	Fair value	amount	Fair value
	USD ‘000	USD ‘000	USD ‘000	USD ‘000
Trade payables	428	428	1,203	1,203
Total	428	428	1,203	1,203

Foreign Currency
Capital Structure and Financial Risk and Related Items
Summary of impact on the Group's statement of profit or loss of possible changes in the USD, GBP and Euro exchange rates against the Group's functional currencies, USD, DKK and Euro

Possible
Currency	change	2018	2017	2016
		USD ‘000	USD ‘000	USD ‘000
USD	+/-10%	+3,064/-3,064	+5,625/-5,625	+7,124/-7,124
GBP	+/-10%	+79/-79	+128/-128	+430/-430
EUR	+/-2%	+985/-985	+506/-506	+1,212/-1,212